Subsequent Event:	9 Months Ended
Sep. 30, 2016
Subsequent Event: [Abstract]
Subsequent Event:

Note 13.    Subsequent Event:

On November 4, 2016, we announced the execution of an amendment to the Settlement Agreement previously entered into with Venezuela whereby the parties agreed to a revised payment schedule which included the deferral of the initial payment from October 31, 2016 to November 30, 2016. Under the terms of the amended Settlement Agreement, Venezuela will make payments related to the Award and Mining Data as follows: $300 million on or before November 30, 2016; $469.7 million on or before January 3, 2017; $50 million on or before January 31, 2017; $100 million on or before February 28, 2017 and $90 million on or before June 30, 2017.